UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY                  May 7, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       85

Form 13F Information Table Value Total: $161,083
                                         (thousands)


List of Other Included Managers:  None


                                               CHESAPEAKE ASSET MANAGEMENT, LLC

                                                 FORM 13F INFORMATION TABLE
                                                     AS OF DATE: 3/31/02

      COLUMN 1                     COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                                  TITLE OF                  VALUE   SHRS OR   SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER                  CLASS       CUSIP       (X$1000) PRN AMT   PRN  CALL   DISCRETION   MANAGER  SOLE  SHARED   NONE

ADVO INC.                         COMMON    007585102      2,638    62,442    X              SOLE      NONE    26,625        35,817
AES CORP.                         COMMON    00130H105        110    12,263    X              SOLE      NONE    12,000           263
AFLAC INC.                        COMMON    001055102     11,178   378,908    X              SOLE      NONE   151,248       227,660
AMERADA HESS CORP.                COMMON    023551104      1,381    17,400    X              SOLE      NONE     6,600        10,800
AMERICAN EXPRESS CO.              COMMON    025816109        625    15,258    X              SOLE      NONE    11,511         3,747
AMERICAN INTERNATIONAL GROUP INC. COMMON    026874107      2,280    31,610    X              SOLE      NONE    19,664        11,946
AMGEN                             COMMON    031162100      3,599    60,300    X              SOLE      NONE    33,250        27,050
ANHEUSER BUSCH COS. INC.          COMMON    035229103      1,794    34,376    X              SOLE      NONE    16,592        17,784
AOL TIME WARNER                   COMMON    00184A105      1,765    74,634    X              SOLE      NONE    43,500        31,134
ARCH WIRELESS INC.                COMMON    039392105       0.46    46,007    X              SOLE      NONE    46,007             0
ARCHER DANIELS MIDLAND            COMMON    039483102      1,372    98,512    X              SOLE      NONE    63,969        34,543
BJS WHSL CLUB INC.                COMMON    05548J106      3,891    87,039    X              SOLE      NONE    35,516        51,523
BP AMOCO ADS                      COMMON    055622104        370     6,975    X              SOLE      NONE     1,058         5,917
BANK ONE CORP.                    COMMON    06423A103      2,415    57,800    X              SOLE      NONE    36,200        21,600
BELLSOUTH CORP.                   COMMON    079860102        293     7,937    X              SOLE      NONE     1,546         6,391
BRISTOL MYERS SQUIBB              COMMON    110122108        209     5,169    X              SOLE      NONE       500         4,669
BT GROUP PLC ADR                  COMMON    05577E101        247     6,150    X              SOLE      NONE     3,800         2,350
CADBURY SCHWEPPES PLC             COMMON    127209302        405    14,597    X              SOLE      NONE     8,374         6,223
CARNIVAL CORP. CL A               COMMON    143658102      1,109    33,971    X              SOLE      NONE    20,000        13,971
CHESAPEAKE ENERGY CORP.           COMMON    165167107      1,552   200,500    X              SOLE      NONE   115,000        85,500
CHUBB CORP.                       COMMON    171232101      2,230    30,500    X              SOLE      NONE    18,000        12,500
CHURCH & DWIGHT INC.              COMMON    171340102        400    13,590    X              SOLE      NONE     1,700        11,890
CINCINNATI FINANCIAL CORP.        COMMON    172062101        217     4,959    X              SOLE      NONE         0         4,959
CITIGROUP INC.                    COMMON    172967101      3,859    77,933    X              SOLE      NONE    41,400        36,533
COPYTELE INC.                     COMMON    217721109         13    25,000    X              SOLE      NONE    25,000             0
CORNING INC.                      COMMON    219350105        696    91,375    X              SOLE      NONE    63,350        28,025
E I DUPONT DE NEMOURS CO          COMMON    263534109        308     6,524    X              SOLE      NONE         0         6,524
ECHOSTAR COMMUNICATIONS           COMMON    278762109      4,155   146,700    X              SOLE      NONE    75,100        71,600
EMERSON ELECTRIC COMPANY          COMMON    291011104        654    11,400    X              SOLE      NONE    10,700           700
ERICSSON L M TEL CO. A            COMMON    294821400      2,383   570,058    X              SOLE      NONE   212,400       357,658
EXXON MOBIL CORP.                 COMMON    30231G102     33,537   765,170    X              SOLE      NONE   726,282        38,888
FEDERAL NAT MTG ASSN.             COMMON    313586109      2,702    33,825    X              SOLE      NONE    13,800        20,025
FIRST HEALTH GROUP CO.            COMMON    320960107        882    36,554    X              SOLE      NONE    10,000        26,554
GENERAL ELECTRIC CO.              COMMON    369604103      6,020   160,761    X              SOLE      NONE    42,000       118,761
GENERAL MOTORS CORP. CL  H        COMMON    370442832      1,359    82,630    X              SOLE      NONE    61,100        21,530
GLAXOSMITHKLINE PLC ADR           COMMON    37733W105        221     4,711    X              SOLE      NONE     2,958         1,753
GRANT PRIDECO INC.                COMMON    38821G101      1,157    84,600    X              SOLE      NONE    49,100        35,500
HALLIBURTON CO.                   COMMON    406216101        205    12,000    X              SOLE      NONE    12,000             0
INTEL CORP.                       COMMON    458140100      1,542    50,700    X              SOLE      NONE    29,300        21,400
INTL BUSINESS MACHINES            COMMON    459200101      2,861    27,508    X              SOLE      NONE    21,040         6,468
J.P. MORGAN CHASE & CO.           COMMON    46625H100      1,952    54,760    X              SOLE      NONE    30,900        23,860
JOHNSON & JOHNSON                 COMMON    478160104        928    14,293    X              SOLE      NONE     3,650        10,643
ELI LILLY & CO.                   COMMON    532457108      2,991    39,250    X              SOLE      NONE    23,550        15,700
LOCKHEED MARTIN CORP.             COMMON    539830109      7,253   125,956    X              SOLE      NONE    58,900        67,056
LORAL SPACE & COMMUN              COMMON    G56462107         34    16,000    X              SOLE      NONE    16,000             0
MERCK & CO. INC.                  COMMON    589331107      4,472    77,662    X              SOLE      NONE    33,600        44,062
MINNESOTA MINING & MANUFACTURING  COMMON    604059105        236     2,052    X              SOLE      NONE         0         2,052
MOTOROLA INC.                     COMMON    620076109        840    59,165    X              SOLE      NONE    23,400        35,765
NEWS CORP LTD. ADR                COMMON    652487703      1,342    47,300    X              SOLE      NONE    24,000        23,300
NEWSCORP LTD. SPON ADR            COMMON    652487802        362    15,090    X              SOLE      NONE     2,500        12,590
ORACLE SYSTEMS CORP.              COMMON    68389X105        470    36,700    X              SOLE      NONE    21,700        15,000
PEPSICO INC.                      COMMON    713448108      1,298    25,200    X              SOLE      NONE    17,100         8,100
PFIZER INC.                       COMMON    717081103      1,167    29,375    X              SOLE      NONE         0        29,375
PHARMACIA CORP.                   COMMON    71713U102        550    12,200    X              SOLE      NONE     8,000         4,200
PITNEY BOWES INC.                 COMMON    724479100        494    11,533    X              SOLE      NONE     9,000         2,533
PROCTER & GAMBLE CO.              COMMON    742718109        290     3,220    X              SOLE      NONE     1,000         2,220
PXRE CORP.                        COMMON    G73018106        317    13,200    X              SOLE      NONE    13,200             0
Q MED INC.                        COMMON    747914109        483    40,100    X              SOLE      NONE    40,100             0
QUALCOMM INC.                     COMMON    747525103        369     9,800    X              SOLE      NONE     7,600         2,200
QWEST COMMUNICATIONS              COMMON    749121109         84    10,184    X              SOLE      NONE     6,491         3,693
REDWOOD TR INC PFD CV             CONVERT   758075600        243     7,900    X              SOLE      NONE     7,900             0
ROYAL DUTCH PETROLEUM NY          COMMON    780257804      3,508    64,589    X              SOLE      NONE    18,300        46,289
SBC COMMUNICATIONS INC.           COMMON    78387G103        820    21,891    X              SOLE      NONE    13,840         8,051
SCHLUMBERGER LTD.                 COMMON    806857108      1,989    33,809    X              SOLE      NONE    11,424        22,385
SCIENTIFIC ATLANTA INC.           COMMON    808655104        379    16,400    X              SOLE      NONE    12,800         3,600
SEARS ROEBUCK CO.                 COMMON    812387108        217     4,240    X              SOLE      NONE     4,240             0
SPDR TR UNIT SER 1                COMMON    78462F103        355     3,100    X              SOLE      NONE     2,600           500
TARO PHARMACEUTICALS INC.         COMMON    M8737E108      1,908    67,298    X              SOLE      NONE    41,998        25,300
TELEFONICA S A ADR                COMMON    879382208        609    18,386    X              SOLE      NONE    10,123         8,263
TEXAS INSTRUMENTS INC.            COMMON    882508104        741    22,400    X              SOLE      NONE    18,400         4,000
TOOTSIE ROLL INDS. INC.           COMMON    890516107        966    21,001    X              SOLE      NONE     7,827        13,174
TRANSOCEAN SEDCO FOREX            COMMON    G90078109        230     6,909    X              SOLE      NONE     2,498         4,411
TYCO INTERNATIONAL LTD.           COMMON    902124106      1,987    61,469    X              SOLE      NONE    36,613        24,856
UNILEVER N V                      COMMON    904784709      5,352    94,229    X              SOLE      NONE    35,130        59,099
UNION PACIFIC CORP.               COMMON    907818108        245     3,948    X              SOLE      NONE     3,664           284
UNITEDHEALTH GROUP INC            COMMON    91324P102        356     4,654    X              SOLE      NONE     4,654             0
UST INC.                          COMMON    902911106      1,241    31,890    X              SOLE      NONE    14,000        17,890
VASOGEN INC.                      COMMON    92232F103        120    30,000    X              SOLE      NONE    30,000             0
VERIZON COMMUNICATION             COMMON    92343V104        470    10,202    X              SOLE      NONE     2,147         8,055
VIVENDI UNIVERSAL SPON ADR        COMMON    92851S204        689    17,900    X              SOLE      NONE    17,900             0
VODAFONE GROUP PLC                COMMON    92857W100      1,018    55,255    X              SOLE      NONE    29,265        25,990
WACHOVIA CORP.                    COMMON    929903102      5,196   140,138    X              SOLE      NONE    68,400        71,738
WALT DISNEY CO.                   COMMON    254687106      2,282    98,883    X              SOLE      NONE    45,553        53,330
WORLDCOM INC                      COMMON    98157D106        661    98,021    X              SOLE      NONE    52,762        45,259
WYETH                             COMMON    983024100        934    14,220    X              SOLE      NONE     5,400         8,820

                                                         161,083


02322.0001 #322242